INCOME TAX - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Major Components Of Tax Expense Income [Line Items]
Tax expense (income)	$ 14.2		$ 18.9	$ (1.9)
Tax effect of special tax adjustment and reserve for uncertain tax position	$ 4.7
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Taxable income		$ 2,000,000			$ 2,000,000	$ 2,000,000
Income tax rate	8.25%	8.25%		8.25%	8.25%	8.25%
Income tax rate on remaining assessable profits	16.50%	16.50%		16.50%	16.50%	16.50%
United States of America
Major Components Of Tax Expense Income [Line Items]
Income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Withholding tax rate	30.00%	30.00%
New Jersey
Major Components Of Tax Expense Income [Line Items]
Income tax rate	4.00%	4.00%	4.00%	3.30%	3.30%
Ireland
Major Components Of Tax Expense Income [Line Items]
Income tax rate	12.50%	12.50%	12.50%	12.50%	12.50%
Withholding tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Non-trading income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
China
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
China | Legend Nanjing
Major Components Of Tax Expense Income [Line Items]
Income tax rate	15.00%	15.00%
Belgium
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%	25.00%
Withholding tax rate	30.00%	30.00%